Annual Report
               PERSONAL
               STRATEGY
               FUNDS
               May 31, 1999


                     [LOGO OF T. ROWE PRICE APPEARS HERE]

                                  T. ROWE PRICE

Report Highlights
--------------------------------------------------------------------------------
Personal Strategy Funds

 .    During the past six months, investors shifted their interest from large-cap growth to cyclical and value stocks; high-quality bonds had poor returns, while high-yield bonds did better.

 .    The Personal Strategy Income, Balanced, and Growth Funds returned 6.43%,
     8.37%, and 10.01%, respectively, for their fiscal year. Results were constrained by exposure to international stocks and a weak bond market during the past six months.

 .    The funds' investment committee redeployed assets to smaller-cap stocks and increased allocations to high-grade domestic corporate bonds.

 .    We  believe foreign stock markets still offer better value for U.S.
     investors, U.S. bonds should benefit from the strength of the dollar, and the funds' exposure to many markets should continue to serve investors well.

FELLOW  SHAREHOLDERS

Stocks were strong but volatile during the past six months, as investor sentiment shifted from the small group of large-cap growth stocks that had been leading the market to a broader universe of cyclical, previously out-of-favor stocks. Continued economic growth and good corporate earnings powered results. High-quality bonds suffered as the torrid pace of the economy drove interest rates higher, while lower-quality high-yield bonds fared better.

      MARKET REVIEW

          The financial environment during the past six months was a reversal of the previous six months, when turmoil overseas drove investors into the safe haven of secure investments, such as U.S. Treasury securities. Interest rates fell sharply through late summer 1998 as global investors fled emerging markets and diverted their assets to high-grade bonds and a narrow band of large-cap U.S. stocks.


                             [GRAPH APPEARS HERE]

------------------------------------------------------------------------------
             INTEREST RATE TREASURY LEVELS
------------------------------------------------------------------------------

------------------------------------------------------------------------------
           30-Year Treasury Bond   5-Year Treasury Note  90-Day Treasury Bill
------------------------------------------------------------------------------
5/31/98                   5.83                  5.57                 5.09
------------------------------------------------------------------------------
                          5.65                   5.5                 5.06
------------------------------------------------------------------------------
                          5.73                  5.51                 5.07
------------------------------------------------------------------------------
Aug-98                    5.42                  5.07                 5.03
------------------------------------------------------------------------------
                             5                  4.24                 4.38
------------------------------------------------------------------------------
                          5.12                  4.22                 4.21
------------------------------------------------------------------------------
Nov-98                    5.21                  4.62                 4.58
------------------------------------------------------------------------------
                          5.12                  4.59                 4.55
------------------------------------------------------------------------------
                          5.12                  4.56                 4.47
------------------------------------------------------------------------------
Feb-99                    5.49                  5.11                 4.65
------------------------------------------------------------------------------
                          5.63                  5.12                 4.47
------------------------------------------------------------------------------
                          5.58                  5.15                 4.51
------------------------------------------------------------------------------
5/31/99                    5.8                  5.51                 4.65
------------------------------------------------------------------------------

          Sentiment changed virtually overnight when the U.S. Federal Reserve cut key short-term interest rates in a series of moves commencing last September. This loosening of monetary policy by the world's leading central bank proved timely and achieved the desired effect of restoring investor confidence to global markets. As a result, investors reversed course and redirected their attention to equities and lower-quality bonds.

          Interest rates have been rising steadily since October 1998, as can be seen in the chart on this page. In recent months, the U.S. has been an island of prosperity, according to Fed chairman Alan Greenspan, surrounded by a sea of global weakness. Economic growth has slowed in

      Europe, although there are signs that the worst may finally be over in Asia and Latin America.

      All is not rosy, however. Robust consumer demand in the U.S. has pushed our foreign trade deficit to record levels, the domestic savings rate is in negative territory, and tight labor markets have reignited fears of inflation that could result in higher short-term rates down the road.



PERFORMANCE AND STRATEGY REVIEW

      The funds' investment committee meets once a month to review the weightings of stocks, bonds, and money market securities within the appropriate ranges for each fund, based on market conditions and economic fundamentals. The committee maintained a modest underweighting in stocks in the Balanced and Growth Funds and a neutral weighting in the Income Fund. We took some profits in large-cap growth shares and redeployed the assets to smaller-company stocks. We believe that relative stock valuations make the small-cap sector much more appealing, although this disparity may persist for a while. In addition, we continued to overweight foreign stocks.

      In the fixed income area, the committee eliminated foreign bonds and increased the allocation to investment-grade corporate securities because of the latter's greater liquidity and our expectations for continuing strength in the U.S. dollar. (When foreign currencies weaken against the dollar, returns for U.S. investors in international securities are reduced in dollar terms.) The committee also maintained its exposure to high-yield bonds.

WE TOOK SOME
PROFITS IN LARGE-
CAP GROWTH SHARES
AND REDEPLOYE
THE ASSETS TO
SMALLER-COMPANY
STOCKS.

PERSONAL STRATEGY INCOME FUND

      This fund's investment goal is to generate the highest total return consistent with an emphasis on income first and capital appreciation second. The typical mix of securities for the fund is 40% bonds, 40% stocks, and 20% money market securities, although these figures can vary by as much as 10 percentage points above or below these levels.

      During the past six months, the fund's stock component rose from 40% to 42% of net assets, and bond holdings increased significantly from 45% to 48%. The rise in stock and bond exposure resulted from a five-percentage-point drop in money market assets to 10% of the portfolio. At the end of May, we favored value stocks over growth and, as mentioned, increased our small-cap holdings to further diversify the portfolio. We continue to believe that foreign equities have better growth potential than U.S. stocks at current valuation levels and, accordingly, kept a full allocation to this area. Among bonds, we increased the portfolio's exposure to investment-grade bonds and maintained it in high-yield securities, while eliminating foreign bonds for the reasons mentioned.

      The fund's returns were modest for both the 6- and 12-month periods ended May 31, 1999, although they surpassed those of the Lehman Aggregate Bond Index in both periods. Fund results were less successful versus the Combined Index Portfolio, which had lower exposure to the weak bond market and to lagging foreign stocks. Our increased emphasis on both small-cap and value stocks in recent months contributed positively to fund results.



Asset Allocation

Personal Strategy Income Fund

                            [PIE CHART APPEARS HERE]

Bonds   Stocks  Money Markets
 48%      42%       10%


Based on net assets as of 5/31/99.

Performance Comparison
----------------------
Periods  Ended  5/31/99                 6 Months            12 Months
---------------------------------------------------------------------
Personal Strategy Income Fund             3.77%                6.43%
-----------------------------------------------------------------------
Combined Index Portfolio*                 5.10                11.43
-----------------------------------------------------------------------
Lehman  Aggregate Bond Index             -0.76                 4.35
-----------------------------------------------------------------------
*An unmanaged portfolio composed of 40% stocks (S&P 500), 40% bonds (Lehman
 Brothers Aggregate Bond Index), and 20% money market securities (90-Day Treasury Bills).


PERSONAL STRATEGY BALANCED FUND

      The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% money market securities -- with 10-percentage-point variations permitted for each asset class. This asset allocation structure offers higher risk but also a higher potential return than the Income Fund.

----------------
Asset Allocation
--------------------------------------------------------------------------------
Personal Strategy Balance Fund

                            [PIE CHART APPEARS HERE]

Bonds               39%
Stocks              59%
Money Markets        2%

Based on net assets as of 5/31/99.

      On May 31, your fund had 59% of its assets in stocks, which was up slightly from the end of November; 39% in bonds, four percentage points higher; and the balance in money market securities. Our current equities allocation favors value over growth, and international equities over domestic. Among fixed income holdings, we increased our holdings in investment-grade bonds, eliminated our exposure to foreign bonds, and maintained a slight overweighting in high-yield bonds. Among the fund's top equity holdings, BP Amoco and Mobil benefited from a rally in energy stocks as oil prices rose. Other top positions included Browning-Ferris, the second largest waste management firm in the U.S., and financial holdings Citigroup and Bank of America.

      Fund returns were moderate for the 6- and 12-month periods, with large-cap growth stocks leading the way until investors shifted into cyclical stocks during the past two months. Returns lagged those of the Combined Index Portfolio and the Merrill Lynch-Wilshire Capital Market Index primarily because of the fund's heavier exposure to the weak bond market and also to underperforming international stocks, which lagged domestic stocks. However, our high-yield bonds contributed positively to results, thanks to their recovery from last year's financial crisis. Since the Balanced Fund is designed to carry a higher stock component (and, therefore, greater risk) than the Income Fund, its performance surpassed that of the latter but trailed the Growth Fund, which has the highest equities exposure of the three funds.


Performance Comparison
----------------------
Periods Ended 5/31/99                        6 Months         12 Months
-----------------------------------------------------------------------
Personal Strategy Balanced Fund                6.04%            8.37%
-----------------------------------------------------------------------
Combined Index Portfolio*                      7.47            14.76
-----------------------------------------------------------------------
Merrill Lynch-Wilshire Capital
-----------------------------------------------------------------------
Market Index                                   8.67            13.37
-----------------------------------------------------------------------
*An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman
 Brothers Aggregate Bond Index), and 10% money market securities (90-Day Treasury Bills).

PERSONAL STRATEGY GROWTH

----------------
Asset Allocation
--------------------------------------------------------------------------------
Personal Strategy Growth Fund

                           [PIE CHART APPEARS HERE]

Bonds and Money Markets       21%
Stocks                        79%

Based on net assets as of 5/31/99.

      Your fund seeks capital appreciation by investing primarily in common stocks. The typical asset mix is 80% stocks and 20% bonds and money market securities, with 10-percentage-point variations permitted. As of May 31, 1999, the fund's stock allocation was 79%, five percentage points higher than six months ago, and 21% was in bonds.

      The fund's five largest stock holdings were BP Amoco, Mobil, Browning-Ferris, Citigroup, and Bank of America. Within the fixed income category, we eliminated foreign bonds from the portfolio in the expectation that a strong U.S. dollar versus foreign currencies would impair returns for U.S. investors in dollar terms. Longer-term securities accounted for our total fixed income position as we eliminated the money market component, which stood at 5.0% last November.

      Your fund turned in attractive performances during the 6- and 12-month periods ended May 31, although results lagged the Combined Index Portfolio and Merrill Lynch-Wilshire Capital Market Index. The fund's higher component of international stocks plus its holdings in small-cap shares accounted for much of the shortfall, particularly during the past 12 months. However, value and small-cap issues sprang to life in recent months, benefiting performance during the half-year period. As mentioned above, the Growth Fund outperformed both the Balanced Fund and the Income Fund because of its heavier stock allotment, results that are in line with expectations given the fund's higher risk profile.


----------------------
Performance Comparison
-----------------------------------------------------------------------
Periods Ended 5/31/99                        6 Months         12 Months
-----------------------------------------------------------------------
Personal Strategy Growth Fund                 8.03%            10.01%
-----------------------------------------------------------------------
Combined Index Portfolio*                     9.86             17.96
-----------------------------------------------------------------------
Merrill Lynch-Wilshire Capital
-----------------------------------------------------------------------
Market Index                                  8.67             13.37
-----------------------------------------------------------------------
*An unmanaged portfolio composed of 80% stocks (S&P 500) and 20% bonds
 (Lehman Brothers Aggregate Bond Index)

OUTLOOK

U.S. economic growth continues to be strong, but we expect it to slow somewhat during the next six to 12 months. Despite the recent jump in the consumer price index, we do not anticipate a serious acceleration in the rate of inflation through the rest of the year. The big question for investors is whether rising interest rates will derail the recent rally in cyclical and value stocks -- and perhaps the bull market as a whole. We continue to favor value stocks in our portfolios, since the valuations of growth stocks are still extended following their robust gains of the past few years.

On the international front, economic growth remains sluggish -- or minimal at best in areas such as Japan and Russia. Europe in general is likely to generate GDP growth in the neighborhood of 1.5% for 1999. Southeast Asia appears to be recovering from its worst problems, and Latin America has so far weathered the storm afflicting developing nations.

Overall, we anticipate moderating stock returns in the U.S. and continue to believe that many foreign markets offer better value for U.S. investors. We do not expect a sharp increase in global interest rates from current levels, and we believe the dollar will remain strong against the euro, which bodes well for investors in U.S. bonds. We expect the diversified strategies offered by the Personal Strategy Funds to serve shareholders well, as they have over time.



Respectfully submitted,


/s/ Edmund M. Notzon

Edmund M. Notzon III
Chairman of the Investment Advisory Committee

June 18, 1999

T. ROWE PRICE PERSONAL STRATEGY FUNDS
--------------------------------------------------------------------------------

---------------------
PORTFOLIO HIGHLIGHTS
---------------------

PORTFOLIO OVERVIEW

                                                                     Percent of
                                                                     Net Assets
                                                                        5/31/99


Personal Strategy Income Fund
-------------------------------------------------------------------------------

Money Market Securities                                                   10.2%

Bonds                                                                     48.4%
     Treasuries/Agencies                                                  10.8
     Mortgage-Backed                                                      13.3
     Corporate                                                            24.3
     Foreign                                                                 -

Other Assets Less Liabilities                                             -0.2


Stocks                                                                    41.6%
     Five Largest Holdings:
     BP Amoco                                                              0.7
     Mobil                                                                 0.4
     Citigroup                                                             0.4
     Browning-Ferris                                                       0.4
     Bank of America                                                       0.4
                                                                           2.3%

Personal Strategy Balanced Fund
-------------------------------------------------------------------------------

Money Market Securities                                                    2.8%

Bonds                                                                     38.5%
     Treasuries/Agencies                                                  13.1
     Mortgage-Backed                                                      10.4
     Corporate                                                            15.0
     Foreign                                                                 -

Other Assets Less Liabilities                                             -0.7


Stocks                                                                    59.4%
     Five Largest Holdings:
     BP Amoco                                                              1.1
     Mobil                                                                 0.6
     Citigroup                                                             0.6
     Browning-Ferris                                                       0.6
     Bank of America                                                       0.6
                                                                           3.5%

Personal Strategy Growth Fund
-------------------------------------------------------------------------------

Money Market Securities                                                      -

Bonds                                                                     21.5%
     Treasuries/Agencies                                                   4.9
     Mortgage-Backed                                                       6.9
     Corporate                                                             9.7
     Foreign                                                                 -

Other Assets Less Liabilities                                             -0.5


Stocks                                                                    79.0%
     Five Largest Holdings:
     BP Amoco                                                              1.4
     Mobil                                                                 0.8
     Browning-Ferris                                                       0.8
     Citigroup                                                             0.8
     Bank of America                                                       0.7
                                                                           4.5%

T. ROWE PRICE PERSONAL STRATEGY FUNDS
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


                             [GRAPH APPEARS HERE]

                             [PLOT POINTS TO COME]

T. ROWE PRICE PERSONAL STRATEGY FUNDS
--------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                             [PLOT POINTS TO COME]


------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.



                                                            Since    Inception
Periods Ended 5/31/99                1 Year    3 Years  Inception         Date
--------------------------------------------------------------------------------

Personal Strategy Income Fund         6.43%     12.49%     13.30%      7/29/94
Personal Strategy Balanced Fund       8.37      14.81      15.90       7/29/94
Personal Strategy Growth Fund        10.01      17.19      18.63       7/29/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 1999 survey for representative-assisted stock trades.
   Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High  Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


* Closed to new investors. ** Formerly named Florida Insured Intermediate Tax-Free. *** Formerly named Tax-Free Insured Intermediate Bond.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE RETIREMENT PLANS AND RESOURCES
--------------------------------------------------------------------------------


RETIREMENT PLANS AND RESOURCES

We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.

IRAs AND QUALIFIED PLANS

Traditional IRA
Roth IRA
Rollover IRA
SEP-IRA
SIMPLE IRA
Profit Sharing
Money Purchase Pension
"Paired" Plans (Money Purchase Pension and Profit Sharing Plans)
401(k)
403(b)
457 Deferred Compensation

RETIREMENT RESOURCES AT T. ROWE PRICE

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirees Financial Guide
Tax Considerations for Investors

Investment Kits
The IRA Investing Kit
Roth IRA Conversion Kit
Rollover IRA Kit
The T. Rowe Price SIMPLE IRA Plan Kit
The T. Rowe Price SEP-IRA Plan
The Simplified Keogh Plan(R) From T. Rowe Price
The T. Rowe Price 401(k) Century Plan(R) (for small businesses)
Money Purchase Pension/Profit Sharing Plan Kit
Investing for Retirement in Your 403(b) Account
The T. Rowe Price No-Load Variable Annuity Information Kit

Insights Reports
The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

Software Packages
T. Rowe Price Retirement Planning AnalyzerTM CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.
T. Rowe Price Variable Annuity AnalyzerTM CD-ROM or diskette, free. To order, please call 1-800-469-5304.

Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------

THE FUNDAMENTALS OF INVESTING

Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS  REPORTS
--------------------------------------------------------------------------------
General Information
The ABCs of Giving
Back to Basics: The ABCs of Investing
The Challenge of Preparing for Retirement
Financial Planning After Retirement
Getting Started: Investing With Mutual Funds
The Roth IRA: A Review
Tax Information for Mutual Fund Investors

Investment Strategies
Conservative Stock Investing
Dollar Cost Averaging
Equity Index Investing
Growth Stock Investing
Investing for Higher Yield
Managing Risk Through Diversification
The Power of Compounding
Value Investing

Types of Securities
The Basics of International Stock Investing
The Basics of Tax-Free Investing
The Fundamentals of Fixed Income Investing
Global Bond Investing

Investing in Common Stocks
Investing in Emerging Growth Stocks
Investing in Financial Services Stocks
Investing in Health Care Stocks
Investing in High-Yield Municipal Bonds
Investing in Money Market Securities
Investing in Mortgage-Backed Securities
Investing in Natural Resource Stocks
Investing in Science and Technology Stocks
Investing in Small-Company Stocks
Understanding Derivatives
Understanding  High-Yield "Junk" Bonds

Brokerage Insights
Combining Individual Securities With Mutual Funds
Getting Started: An Introduction to Individual Securities
What You Should Know About Bonds
What You Should Know About Margin and Short-Selling
What You Should Know About Options
What You Should Know About Stocks

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.


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[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.            C11-050 5/31/99